Shareholder Report, Holdings (Details) - Mast Global Battery Recycling & Production ETF	May 31, 2024
Rio Tinto PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Glencore PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Contemporary Amperex Technology Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
BHP Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Vale SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
BYD Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Panasonic Holdings Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Samsung SDI Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
ENEOS Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%